Fair Value Considerations (Details 1)	9 Months Ended
Mar. 31, 2016 $ / shares shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equivalent term (years)	5 years
Warrant [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price | $ / shares	$ 0.64
Volatility	75.00%
Warrant [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equivalent term (years)	4 years 4 months 10 days
Risk-free interest rate	1.10%
Potential number of shares	228,000
Warrant [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equivalent term (years)	4 years 3 months 22 days
Risk-free interest rate	1.09%
Potential number of shares	159,000
Issuance Date [Member] | Warrant [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	75.00%
Issuance Date [Member] | Warrant [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price | $ / shares	$ 1.95
Equivalent term (years)	5 years 1 month 10 days
Risk-free interest rate	1.74%
Potential number of shares	224,000
Issuance Date [Member] | Warrant [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price | $ / shares	$ 1.51
Equivalent term (years)	5 years
Risk-free interest rate	1.54%
Potential number of shares	139,000